SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment Estimated Useful Lives of The Assets) (Details)	12 Months Ended
Sep. 30, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual value	10.00%
Electronic And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Electronic And Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Electronic And Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual value	10.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Residual value	10.00%
Leasehold Improvement And Building Improvement [Member]
Property, Plant and Equipment [Line Items]
Residual value	0.00%
Leasehold Improvement And Building Improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years